Annual Fund Operating Expenses - Voya Russell Large Cap Value Index Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.41%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.95%
Waivers and Reimbursements	(0.10%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.85%
Class I
Operating Expenses:
Management Fees	0.41%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.45%
Waivers and Reimbursements	(0.10%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.35%
Class S
Operating Expenses:
Management Fees	0.41%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.70%
Waivers and Reimbursements	(0.10%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.60%

[1]	The adviser is contractually obligated to limit expenses to 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2022. Termination or modification of these obligations requires approval by the Portfolio’s board.